EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Schedule of reconciling the numerator and denominator of EPS	The table below reconciles the numerator and denominator of EPS for the years ended December 31, 2020, 2019 and 2018.
(in thousands, except per-share information)
	2020	2019	2018
Basic and diluted EPS per common share:
Numerator for basic and diluted EPS per share of common stock:
Net income (loss) - Basic and diluted	$2,128	$24,265	$(44,387)
Weighted average shares of common stock:
Shares of common stock outstanding at the balance sheet date	76,073	63,062	49,132
Unvested dividend eligible share based compensation
outstanding at the balance sheet date	96	63	-
Effect of weighting	(8,958)	(6,797)	3,066
Weighted average shares-basic and diluted	67,211	56,328	52,198
Net income (loss) per common share:
Basic and diluted	$0.03	$0.43	$(0.85)
Anti-dilutive incentive shares not included in calculation.	-	-	56